Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 26, 2024
Balance, shares at Sep. 26, 2024
Class B ordinary shares issued to Sponsor		$ 671	24,329		25,000
Class B ordinary shares issued to Sponsor, shares		6,708,333
Net income				(47,952)	(47,952)
Balance at Dec. 31, 2024		$ 671	24,329	(47,952)	(22,952)
Balance, shares at Dec. 31, 2024		6,708,333
Net income				3,687,416	3,687,416
Sale of 690,000 Private Placement Units	$ 69		6,899,931		6,900,000
Sale of 690,000 Private Placement Units, shares	690,000
Fair value of public Share Rights at issuance			1,577,000		1,577,000
Allocated value of transaction costs to Class A ordinary shares			(148,727)		(148,727)
Forfeiture of founder shares		$ (38)	38
Forfeiture of founder shares, shares		(375,000)
Accretion for Class A ordinary shares to redemption amount			(8,352,571)	(12,690,790)	(21,043,361)
Balance at Dec. 31, 2025	$ 69	$ 633		$ (9,051,326)	$ (9,050,624)
Balance, shares at Dec. 31, 2025	690,000	6,333,333